LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Finance lease assets, net	$ 570	$ 31,463
Operating lease assets	2,681
Total lease assets	3,251	31,463
Current:
Finance lease liabilities	140	1,070
Operating lease liabilities	475
Non-current:
Finance lease liabilities	408	13,956
Operating lease liabilities	2,263	0
Total lease liabilities	$ 3,286	$ 15,026
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Finance lease assets, net	Finance lease assets, net
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating lease assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Finance lease liabilities	Finance lease liabilities
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Finance lease liabilities	Finance lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities